Other disclosures - Share-based payment schemes - Outstanding restricted stock units (Details) - shares		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		9,900,000	8,600,000	6,900,000
Released allocated shares (per share)		(1,800,000)	(1,100,000)	(400,000)
Cancelled allocated shares (per share)		(300,000)	(300,000)	(100,000)
Number of shares awarded in the year (million)		2,900,000	2,200,000	1,400,000
Performance adjustment			500,000	800,000
Outstanding at the end of the year (in shares)		10,700,000	9,900,000	8,600,000
Restricted stock units to employees | 2021 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		2,000,000.0
Released allocated shares (per share)		(0.0)
Cancelled allocated shares (per share)		0
Number of shares awarded in the year (million)		400,000
Outstanding at the end of the year (in shares)		2,400,000	2,000,000.0
Restricted stock units to employees | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		2,000,000.0	2,100,000
Released allocated shares (per share)			(100,000)
Cancelled allocated shares (per share)			0
Number of shares awarded in the year (million)			0
Outstanding at the end of the year (in shares)			2,000,000.0	2,100,000
Restricted stock units to employees | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)			2,100,000	2,100,000
Released allocated shares (per share)				(0.0)
Cancelled allocated shares (per share)				0
Number of shares awarded in the year (million)				0
Outstanding at the end of the year (in shares)				2,100,000
Shares for Management Board | 2021 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		2,200,000
Released allocated shares (per share)		(500,000)
Cancelled allocated shares (per share)		(100,000)
Number of shares awarded in the year (million)		400,000
Performance adjustment				200,000
Outstanding at the end of the year (in shares)		2,000,000.0	2,200,000
Shares for Management Board | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		2,200,000	1,800,000
Released allocated shares (per share)			(300,000)
Cancelled allocated shares (per share)			0.0
Number of shares awarded in the year (million)	400,000		500,000
Performance adjustment			200,000
Outstanding at the end of the year (in shares)			2,200,000	1,800,000
Shares for Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)			1,800,000	1,300,000
Released allocated shares (per share)				(100,000)
Cancelled allocated shares (per share)				(0.0)
Number of shares awarded in the year (million)				400,000
Outstanding at the end of the year (in shares)				1,800,000
Shares for management group below Management Board | 2021 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		5,500,000
Released allocated shares (per share)		(1,200,000)
Cancelled allocated shares (per share)		(200,000)
Number of shares awarded in the year (million)		1,700,000
Performance adjustment				600,000
Outstanding at the end of the year (in shares)		5,800,000	5,500,000
Shares for management group below Management Board | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		5,500,000	4,500,000
Released allocated shares (per share)			(600,000)
Cancelled allocated shares (per share)			(300,000)
Number of shares awarded in the year (million)		1,700,000	1,600,000
Performance adjustment			300,000
Outstanding at the end of the year (in shares)			5,500,000	4,500,000
Shares for management group below Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)			4,500,000	3,200,000
Released allocated shares (per share)				(200,000)
Cancelled allocated shares (per share)				(100,000)
Number of shares awarded in the year (million)				1,000,000.0
Outstanding at the end of the year (in shares)				4,500,000
Shares allocated to individual employees | 2021 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		200,000
Released allocated shares (per share)		(100,000)
Cancelled allocated shares (per share)		(0.0)
Number of shares awarded in the year (million)		400,000
Outstanding at the end of the year (in shares)		500,000	200,000
Shares allocated to individual employees | 2020 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)		200,000	200,000
Released allocated shares (per share)			(100,000)
Cancelled allocated shares (per share)			(0.0)
Number of shares awarded in the year (million)			100,000
Outstanding at the end of the year (in shares)			200,000	200,000
Shares allocated to individual employees | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)			200,000	300,000
Released allocated shares (per share)				(100,000)
Cancelled allocated shares (per share)				(0.0)
Number of shares awarded in the year (million)				0
Outstanding at the end of the year (in shares)				200,000